CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 35,443	$ 56,628
Accounts receivable, net of allowance for doubtful accounts of $8,082 and $7,791	379,533	234,650
Inventories	25,968	15,534
Prepaid expenses	24,330	19,422
Deferred tax assets	54,646	31,192
Other current assets	20,300	14,589
Total current assets	600,563	414,020
Property and equipment, gross	2,184,810	1,789,571
Accumulated depreciation	(987,510)	(868,774)
Property and equipment, net	1,197,300	920,797
Goodwill	622,773	446,895
Other intangible assets, net	81,867	58,151
Deferred financing costs, net	14,771	7,806
Deposits	43,685	1,471
Equity method investments	918	5,940
Other assets	14,360	15,652
TOTAL ASSETS	2,599,120	1,892,936
Current liabilities:
Accounts payable	71,736	50,123
Accrued liabilities	163,313	195,105
Accrued interest	10,870	4,097
Current portion of capital lease obligations	1,694	3,979
Total current liabilities	289,503	281,635
Capital lease obligations, less current portion	402	2,121
Long-term debt	773,573	425,000
Workers' compensation, vehicular and health insurance liabilities	30,854	30,110
Deferred tax liabilities	261,072	144,309
Other non-current accrued liabilities	29,085	27,958
Commitments and contingencies
Equity:
Common stock, $0.10 par value; 200,000,000 shares authorized, 150,733,022 and 141,656,426 shares issued and outstanding	15,073	14,166
Additional paid-in capital	915,400	775,601
Accumulated other comprehensive loss	(58,231)	(51,334)
Retained earnings	312,114	210,653
Total equity attributable to Key	1,184,356	949,086
Noncontrolling interest	30,275	32,717
Total equity	1,214,631	981,803
TOTAL LIABILITIES AND EQUITY	$ 2,599,120	$ 1,892,936